COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Future minimum payments under non-cancelable operating leases:
2018	¥ 56,196,390
2019	26,314,243
2020	8,793,298
2021	6,659,670
2022	4,501,221
Thereafter	6,200,000
Total	108,664,822
Rental expenses	5,575,663	¥ 11,665,947
Capital Additions [Member]
Future minimum payments under non-cancelable operating leases:
Commitments to purchase machineries	¥ 2,626,090,504